Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

16. Commitments and Contingencies

Contingencies

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership’s vessels.

The Partnership accrues the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure.

An estimated loss from a contingency should be accrued by a charge to expense and a liability recorded only if all of the following conditions are met:

•	Information available prior to the issuance of the financial statement indicates that it is probable that a liability has been incurred at the date of the financial statements.
•	The amount of the loss can be reasonably estimated.

Currently, the Partnership is not aware of any such claims or contingent liabilities which should be disclosed or for which a provision should be established in the consolidated financial statements.

16. Commitments and Contingencies - Continued

Commitments

(A) Lease Commitments: Future minimum charter hire receipts, excluding any profit share revenue that may arise, based on non-cancellable time charter contracts, as of December 31, 2023 were:

Year ending December 31,	Amount
2024	$403,278
2025	331,377
2026	200,151
2027	153,803
2028	142,781
Thereafter	330,378
Total	$1,561,768

(B)  Vessels Under Construction Commitments: As of December 31, 2023, the Partnership pursuant to the Umbrella Agreement, had outstanding commitments relating to acquisitions of vessels under construction amounting to $1,569,600 for the Initial Vessels and $909,900 for the Remaining Vessels which will be financed through the issuance of debt, the use of the Umbrella Seller’s Credit and cash at hand (Notes 1, 4, 5, 7, 17).

The following table contains details of vessels under construction commitments:

Year ending December 31,	Initial Vessels	Remaining Vessels	Total
2024	$1,083,600	$101,100	$1,184,700
2025	—	126,050	126,050
2026	486,000	375,550	861,550
2027	—	307,200	307,200
Total	$1,569,600	$909,900	$2,479,500

(C)  Supervision Services Commitments: As of December 31, 2023, the Partnership had outstanding commitments relating to supervision services agreements for the Remaining Vessels, amounting to $4,000 (Notes 4, 5B).

The following table contains details of supervision services commitments:

Year ending December 31,	Amount
2024	$—
2025	2,000
2026	1,000
2027	1,000
Total	$4,000